STOCK OPTIONS (Details Narrative) - USD ($)		1 Months Ended	7 Months Ended	12 Months Ended
	Jun. 13, 2016	Feb. 24, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Common stock issued under plan	7,103,467
Stock Option [Member]
Fair value of the options				$ 0.111	$ 0.192	$ 0.565
Allocated share-based compensation expense				$ 231	$ 1,711	$ 203
Aggregated intrinsic value vested and exercisable options			$ 2,500	$ 2,500
Weighted average contractual term				1 year 7 months 24 days
Unrecognized compensation expense			$ 249,962	$ 249,962
Period for recognition				1 year 6 months
2010 Plan [Member]
Number of shares available under plan		2,575,000
Common stock issued under plan			1,875,000
2014 Plan [Member]
Number of shares available under plan		13,100,000
Share-based compensation arrangement by share-based payment award, award vesting period		2 years
Share price		$ 0.14
2014 Plan [Member] | Stock Option [Member]
Number of shares available under plan		3,175,000
Minimum [Member]
Fair value of the options					$ 0.190
Maximum [Member]
Fair value of the options					$ 0.214